Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of assets pledged
Assets pledged[1]

Financial assets pledged as collateral
	2023	2022
	£m	£m
Treasury bills and other eligible securities	1,252	1,649
Loans and advances to banks	3,800	3,300
Loans and advances to customers	3,861	4,996
Debt securities	21,060	17,407
Equity securities	27,610	25,408
Cash collateral	39,266	45,034
Other	228	330
Assets pledged at 31 Dec	97,077	98,124

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2023	2022
	£m	£m
Trading assets	44,072	38,896
Financial investments	2,606	3,588
At 31 Dec	46,678	42,484

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	£m	£m
At 31 Dec 2023
Repurchase agreements	16,215	16,114
Securities lending agreements	30,463	3,707

At 31 Dec 2022
Repurchase agreements	13,349	13,371
Securities lending agreements	29,171	3,442
1 The group excludes assets classified as held for sale.